As filed with the Securities and Exchange Commission

                                on March 29, 2000

                        Securities Act File No. 333-31794

-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

   Pre-Effective Amendment No. / 1 /         Post-Effective Amendment No. /____/

                               SCUDDER FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                    345 Park Avenue, New York, New York 10154
               (Address of Principal Executive Offices) (Zip Code)

                                  John Millette
                        Scudder Kemper Investments, Inc.
                             Two International Place
                              Boston, MA 02110-4103

                     (Name and Address of Agent for Service)

                                 (617) 295-1000

                  (Registrant's Area Code and Telephone Number)

                                     with copies to:

Caroline Pearson, Esq.                      Sheldon A. Jones, Esq.
Scudder Kemper Investments, Inc.            Dechert Price & Rhoads
Two International Place                     Ten Post Office Square - South
Boston, MA 02110-4103                       Boston, MA  02109-4603

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after this Registration Statement is declared effective.


                      Title of Securities Being Registered:

                         Capital Stock ($.01 par value)
           of Scudder Money Market Series, a series of the Registrant

No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

Part A: Information required in the Proxy Statement/Prospectus is incorporated by reference to Part A of the Registrant's Registration Statement on Form N-14 filed with the Commission on March 6, 2000.

Part B: Statement of Additional Information is incorporated by reference to Part B of the Registrant's Registration Statement on Form N-14 filed with the Commission on March 6, 2000.

                            PART C. OTHER INFORMATION

Item 15.          Indemnification.
-------           ---------------

                  As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940, as amended (the "1940 Act"), pursuant to
                  Article IV of the Registrant's By-Laws (filed as Exhibit No. 2 to the Registration Statement), officers, directors, employees and representatives of the Funds may be indemnified against certain liabilities in connection with the Funds, and pursuant to Section 12 of the Underwriting Agreement dated May 6, 1998 (filed as Exhibit No. 6(c) to the Registration Statement),
                  Scudder Investor Services, Inc. (formerly "Scudder Fund Distributors, Inc."), as principal underwriter of the Registrant, may be indemnified against certain liabilities that it may incur. Said Article IV of the By-Laws and Section 12 of the Underwriting Agreement are hereby incorporated by reference in their entirety.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.            Exhibits

(1)            (a)  (1)       Articles  of  Incorporation  dated June 16,  1982.
                              (Incorporated   by  reference  to   Post-Effective
                              Amendment No. 21 to the Registrant's  Registration
                              Statement   on  Form   N-1A,   as   amended   (the
                              "Registration Statement").)

                    (2) Articles Supplementary dated April 28, 1987. (Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement.)

                    (3) Articles of Merger dated April 28, 1987. (Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement.)

                    (4) Articles Supplementary dated February 20, 1991. (Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement.)

                    (5) Articles of Transfer dated December 27, 1991. (Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement.)

                    (6) Articles Supplementary dated February 7, 1992. (Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement.)

                    (7) Articles of Amendment dated October 14, 1992. (Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement.)

                    (8) Articles Supplementary for Managed Intermediate Government Fund, dated January 18, 1993. (Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement.)

                    (9) Articles Supplementary dated April 24, 1995. (Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement.)

                    (10) Articles Supplementary dated January 25, 1996. (Incorporated by reference to Exhibit 1(h) to Post-Effective Amendment No. 21 to the Registrant's Registration Statement.)

                    (11)      Articles  of   Amendment   dated  June  12,  1997.
                              (Incorporated by reference to Exhibit 1(i) to Post-Effective Amendment No. 24 to the Registrant's Registration Statement.)

                    (12) Articles Supplementary dated June 12, 1997. (Incorporated by reference to Exhibit 1(j) to Post-Effective Amendment No. 24 to the Registrant's Registration Statement.)

                    (13) Articles Supplementary dated August 11, 1998. (Incorporated by reference to Post-Effective Amendment No. 28 to the Registrant's Registration Statement.)

                    (14) Articles Supplementary dated February 12, 1999. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement.)

                    (15) Articles Supplementary dated September 29, 1999 is filed herein.


(2)                           By-laws  as  amended  through  October  24,  1996.
                              (Incorporated by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement.)

(3)                           Not Applicable.

(4) Agreement and Plan of Reorganization is incorporated by reference to Exhibit A to Part A of the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on March 6, 2000.

(5)                           Not Applicable.

(6)           (d)   (1)       Investment  Management  Agreement  between the
                              Registrant,  on behalf  of  Scudder  Money  Market
                              Series  (formerly known as Managed Cash Fund), and
                              Scudder Kemper Investments,  Inc., dated September
                              7,   1998.    (Incorporated    by   reference   to
                              Post-Effective    Amendment    No.   30   to   the
                              Registrant's Registration Statement.)

                    (2) Investment Management Agreement between the Registrant, on behalf of Scudder Tax Free Money Market Series, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement.)

                    (3) Investment Management Agreement between the Registrant, on behalf of Scudder Government Money Market Series, and Scudder Kemper Investments, Inc., dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement.)


(7)                           Underwriting  Agreement  dated  September 7, 1998,
                              between the Registrant and Scudder Investor Services. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registrant's Registration Statement.)

(8)                           Not Applicable.

(9)           (g)   (1)       Custodian Agreement with State Street London
                              Limited, dated November 13, 1985.

                              (Incorporated   by  reference  to   Post-Effective
                              Amendment No. 25 to the Registrant's Registration Statement.)

                    (2) Fee Schedule for Exhibit (9)(g)(1). (Incorporated by reference to Exhibit 8(c)(v) to Post-Effective Amendment No. 20, filed on April 28, 1995.)

                    (3) Sub-Custodian Agreement with Bankers Trust Company (August 15, 1989). (Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement.)

                    (4) Sub-Custodian Agreement with Irving Trust Company, as amended February 6, 1990. (Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement.)

(10)                          Multi-Distribution  Plan  pursuant  to Rule 18f-3.
                              (Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement.)

(11) Opinion and Consent of Dechert Price & Rhoads is incorporated by reference to Exhibit 11 to the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on March 6, 2000.

(12) Opinion and Consent of Willkie Farr & Gallagher to be filed by post-effective amendment.

(13)          (h)   (1)       Transfer Agency Agreement dated January 1, 1990.
                              (Incorporated  by  reference  to  Post-Effective
                              Amendment No. 25 to the Registrant's Registration
                              Statement.)

                    (2) Fee schedule for Exhibit 13(h)(1). (Incorporated by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement.)

                    (3) Scudder Service Corporation Fee Information for Services Provided under Transfer Agency and Service Agreement, dated July 7, 1997. (Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant's Registration Statement.)

                    (4)       Fund   Accounting   Fee   Schedule   between   the
                              Registrant and Scudder Fund Accounting Corp., dated July 7, 1997.

                              (Incorporated   by  reference  to   Post-Effective
                              Amendment No. 24 to the Registrant's Registration Statement).

(14) Consents of PricewaterhouseCoopers LLP are incorporated by reference to Exhibit 14 to the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on March 6, 2000.

(15)                          Not Applicable.

(16) Powers of Attorney are incorporated by reference to Exhibit 16 to the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on March 6, 2000.

(17)                          Revised Form of Proxy filed herein.


Item 17. Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for C-8 350 reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant undertakes to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Scudder Fund, Inc. has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 29th day of March, 2000.

                                     SCUDDER FUND, INC.



                                     By:   /s/ Kathryn L. Quirk
                                     Title:    President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

       SIGNATURE                    TITLE                         DATE
      ---------                     -----                         ----

/s/ Kathryn L. Quirk           Chairperson & President       March 29, 2000
--------------------
Kathryn L. Quirk

/s/ Dr. Rosita Chang*             Director                   March 29, 2000
---------------------
Dr. Rosita Chang

/s/ Edgar R. Fiedler*             Director                   March 29, 2000
---------------------
Edgar R. Fiedler

/s/ Peter B. Freeman*             Director                   March 29, 2000
---------------------
Peter B. Freeman

/s/ J.D. Hammond*                 Director                   March 29, 2000
-----------------
 J.D. Hammond

/s/ Richard M. Hunt*              Director                   March 29, 2000
--------------------
Richard M. Hunt

/s/ John R. Hebble             Treasurer (Principal          March 29, 2000
------------------             Financial and Accounting
John R. Hebble                 Officer)

*By:     /s/ Sheldon A. Jones       March 29, 2000
         --------------------
         Sheldon A. Jones
         Attorney-in-fact

*Executed   pursuant  to  powers  of  attorney   filed  with  the   Registrant's
Registration Statement on Form N-14 as filed with the Commission electronically on March 6, 2000.